BASIS OF CONSOLIDATION	12 Months Ended
Dec. 31, 2021
BASIS OF CONSOLIDATION
Basis Of Consolidation

3. BASIS OF CONSOLIDATION

The Annual Financial Statements comprise the financial statements of the Company and its wholly owned and partially owned subsidiaries as at December 31, 2021. Subsidiaries are consolidated from the date of acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date when such control ceases. Effects of transactions between subsidiaries are eliminated on consolidation. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company. Accounting policies of the subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

The Company’s significant subsidiaries at December 31, 2021 are presented in the following table:

Subsidiary	Location	Ownership interest	Projects Owned

Nevada Vanadium Mining Corp.*	Canada	100%
Nevada Vanadium Holding Corp.*	Canada	100%	Gibellini project
Flying Nickel Mining Corp.*	Canada	0.01%
Battery Metals Royalty Corp.*	Canada	100%
Apogee Minerals Bolivia S. A.	Bolivia	98%	Pulacayo project
ASC Holdings Limited	Bolivia	100%	Paca project
Illumina Silver Mining Corp.	Canada	100%	Triunfo and Sunawayo projects
Red Hill Mongolia LLC	Mongolia	100%	Ulaan Ovoo mine
Chandgana Coal LLC	Mongolia	100%	Chandgana project

*Subsidiaries held for spin-off

**Percentage of voting power is in proportion to ownership, except for Flying Nickel Mining Corp.

Nevada Vanadium Mining Corp. (former 1324825 B.C. Ltd.) (“VanadiumCo”) was incorporated on September 17, 2021, under the laws of the province of British Columbia, Canada and wholly owned by ELEF.

Nevada Vanadium Holding Corp. (former Nevada Vanadium Mining Corp.) was incorporated on August 28, 2019, under the laws of the province of British Columbia, Canada and wholly owned by VanadiumCo.

Battery Metals Royalties Corp. (“RoyaltyCo”) was incorporated on July 9, 2021, under the laws of the province of British Columbia, Canada and wholly owned by ELEF.

Flying Nickel Mining Corp. (“NickelCo”) was incorporated on December 21, 2020, under the laws of the province of British Columbia, Canada and was wholly owned by ELEF.